Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document And Entity Information
Entity Registrant Name	IT Management, Inc.
Entity Central Index Key	0001639992
Document Type	S-1/A
Document Period End Date	Mar. 31, 2016
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Filer Category	Smaller Reporting Company